Expected Benefit Payments Used to Measure Medical Obligation (Detail) (Medical Benefits, INR) In Millions, unless otherwise specified	Mar. 31, 2013
Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
2014	41
2015	43
2016	45
2017	46
2018	48
2019-2024	312